UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06292

UBS Investment Trust
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)

Copy to: Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036-6797

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2018

Item 1.  Schedule of Investments

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2018 (unaudited)

Security description	Number of Shares	Value ($)
Common stocks—44.75%
Aerospace & defense—0.47%
Spirit AeroSystems Holdings, Inc., Class A	13,837	1,172,132

Airlines—0.45%
Spirit Airlines, Inc.*,1	30,862	1,132,327

Auto components—0.63%
Aptiv PLC	16,326	1,591,785

Banks—0.97%
First Republic Bank	4,358	434,057
Wells Fargo & Co.	37,106	2,003,353
		2,437,410
Biotechnology—1.67%
Alnylam Pharmaceuticals, Inc.*	6,120	608,756
Bio-Rad Laboratories, Inc., Class A*	3,023	867,994
Clovis Oncology, Inc.*,1	3,023	141,960
Coherus Biosciences, Inc.*	17,486	272,782
Incyte Corp.*	18,105	1,236,028
Ironwood Pharmaceuticals, Inc.*,1	36,219	672,949
Lexicon Pharmaceuticals, Inc.*,1	35,196	408,274
		4,208,743
Building products—0.78%
Allegion PLC	15,700	1,199,951
Masco Corp.	20,744	773,129
		1,973,080
Chemicals—0.96%
Ashland Global Holdings, Inc.	12,128	942,588
Eastman Chemical Co.	7,429	774,919
The Sherwin-Williams Co.	1,830	694,028
		2,411,535
Commercial services & supplies—0.43%
MSA Safety, Inc.	5,412	503,316
Stericycle, Inc.*	9,201	584,263
		1,087,579
Communications equipment—0.26%
Arista Networks, Inc.*	2,603	654,811

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2018 (unaudited)

Security description	Number of Shares	Value ($)
Common stocks—(continued)
Consumer finance—1.45%
American Express Co.	20,516	2,016,723
Synchrony Financial	47,081	1,630,415
		3,647,138
Distributors—0.42%
LKQ Corp.*	33,459	1,062,992

Diversified financial services—1.83%
Bank of America Corp.	16,681	484,416
CBOE Global Markets, Inc.	4,613	450,044
JPMorgan Chase & Co.	22,237	2,379,582
Voya Financial, Inc.	24,983	1,297,617
		4,611,659
Electrical equipment—0.60%
Rockwell Automation, Inc.	4,981	873,717
Sensata Technologies Holding PLC*,1	12,382	632,597
		1,506,314
Electronic equipment, instruments & components—0.62%
Jabil, Inc.	22,442	634,660
Universal Display Corp.[1]	9,365	927,135
		1,561,795
Energy equipment & services—0.17%
Halliburton Co.	8,762	435,822

Equity real estate investment trusts—0.69%
Simon Property Group, Inc.	10,861	1,740,149

Food & staples retailing—0.40%
Walgreens Boots Alliance, Inc.	16,230	1,012,590

Food products—0.52%
Mondelez International, Inc., Class A	33,068	1,298,580

Health care equipment & supplies—0.66%
Abbott Laboratories	14,599	898,277
The Cooper Cos., Inc.	3,395	768,322
		1,666,599
Health care providers & services—1.38%
Anthem, Inc.	3,366	745,300

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2018 (unaudited)

Security description	Number of Shares	Value ($)
Common stocks—(continued)
Health care providers & services—(concluded)
Laboratory Corp. of America Holdings*	5,221	942,860
UnitedHealth Group, Inc.	7,413	1,790,314
		3,478,474
Hotels, restaurants & leisure—0.44%
Norwegian Cruise Line Holdings Ltd.*	14,387	753,016
Yum! Brands, Inc.	4,473	363,789
		1,116,805
Household durables—0.46%
Newell Brands, Inc.[1]	48,723	1,148,888

Insurance—1.45%
Marsh & McLennan Cos., Inc.	27,130	2,180,438
MetLife, Inc.	32,201	1,480,924
		3,661,362
Internet & catalog retail—3.24%
Amazon.com, Inc.*	3,752	6,114,334
Booking Holdings, Inc.*	500	1,054,460
Ctrip.com International Ltd., ADR*	7,500	338,175
Expedia Group, Inc.	5,391	652,473
		8,159,442
Internet software & services—2.88%
Alibaba Group Holding Ltd., ADR*,1	4,383	867,878
Alphabet, Inc., Class A*	1,977	2,174,700
Facebook, Inc., Class A*	16,971	3,254,698
GoDaddy, Inc., Class A*	8,969	642,091
Tencent Holdings Ltd., ADR[1]	6,100	311,512
		7,250,879
IT services—2.11%
MasterCard, Inc., Class A	3,500	665,420
Square, Inc., Class A*,1	11,418	665,098
Visa, Inc., Class A	23,766	3,106,692
Worldpay, Inc., Class A*	11,200	890,064
		5,327,274
Machinery—2.08%
AGCO Corp.	17,143	1,090,295
Gardner Denver Holdings, Inc.*	50,900	1,673,083
Illinois Tool Works, Inc.	5,739	824,694

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2018 (unaudited)

Security description	Number of Shares	Value ($)
Common stocks—(continued)
Machinery—(concluded)
Parker-Hannifin Corp.	4,381	748,713
Wabtec Corp.[1]	9,331	909,866
		5,246,651
Media—0.27%
The Walt Disney Co.	6,863	682,663

Metals & mining—0.39%
Steel Dynamics, Inc.	19,692	973,375

Multiline retail—0.34%
Dollar General Corp.	9,649	844,094

Oil, gas & consumable fuels—1.46%
Diamondback Energy, Inc.	2,396	289,341
Hess Corp.[1]	20,002	1,208,521
Noble Energy, Inc.	31,495	1,124,371
WPX Energy, Inc.*	58,637	1,067,780
		3,690,013
Personal products—0.27%
The Estee Lauder Cos., Inc., Class A	4,605	688,171

Pharmaceuticals—1.35%
Allergan PLC	12,042	1,815,933
Johnson & Johnson	13,345	1,596,329
		3,412,262
Professional services—0.42%
Verisk Analytics, Inc.*	9,857	1,047,208

Road & rail—0.47%
Union Pacific Corp.	8,241	1,176,485

Semiconductors & semiconductor equipment—3.49%
Broadcom, Inc.	5,540	1,396,468
Cirrus Logic, Inc.*	15,145	567,635
KLA-Tencor Corp.	5,860	663,528
Lam Research Corp.	3,562	705,917
Marvell Technology Group Ltd.	56,354	1,213,865
Microchip Technology, Inc.[1]	7,175	698,701
Micron Technology, Inc.*	23,130	1,332,057

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2018 (unaudited)

Security description	Number of Shares	Value ($)
Common stocks—(concluded)
Semiconductors & semiconductor equipment—(concluded)
NVIDIA Corp.	3,635	916,711
Skyworks Solutions, Inc.	6,832	673,703
Teradyne, Inc.[1]	16,476	624,605
		8,793,190
Software—4.22%
Activision Blizzard, Inc.	9,322	661,023
Adobe Systems, Inc.*	3,271	815,395
Autodesk, Inc.*	6,976	900,602
Electronic Arts, Inc.*	5,525	723,278
Microsoft Corp.	31,879	3,150,920
Salesforce.com, Inc.*	15,732	2,034,619
ServiceNow, Inc.*	5,943	1,055,536
Take-Two Interactive Software, Inc.*	5,833	653,763
The Ultimate Software Group, Inc.*,1	2,411	632,044
		10,627,180
Specialty retail—1.38%
The Home Depot, Inc.	8,416	1,570,005
The TJX Cos., Inc.	21,211	1,915,777
		3,485,782
Technology hardware, storage & peripherals—1.27%
Apple, Inc.	10,446	1,952,044
Western Digital Corp.	14,863	1,241,209
		3,193,253
Textiles, apparel & luxury goods—0.28%
NIKE, Inc., Class B	9,873	708,881

Tobacco—0.89%
Philip Morris International, Inc.	28,333	2,253,607

Wireless telecommunication services—0.23%
T-Mobile US, Inc.*	10,434	581,174

Total common stocks (cost—$94,585,271)		112,760,153

Investment companies—7.74%
iShares Core U.S. Aggregate Bond ETF	47,300	5,035,558
iShares Russell 1000 Value ETF	77,650	9,399,533

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2018 (unaudited)

Security description	Number of Shares	Value ($)
Investment companies—(concluded)
SPDR S&P Oil & Gas Exploration & Production ETF	120,000	5,070,000
Total investment companies (cost—$18,485,852)		19,505,091

Preferred stock—0.00%††
Financial services—0.00%††
Squaretwo Financial Corp.[2,3,4] (cost—$0)	35,000	0

	Face Amount ($)
US government obligations—7.25%
US Treasury Bonds
2.750%, due 08/15/42	445,000	425,723
3.000%, due 02/15/47	111,000	110,640
3.000%, due 05/15/47	121,000	120,494
3.000%, due 02/15/48	645,000	642,581
3.125%, due 02/15/43	435,000	444,074
3.125%, due 05/15/48	295,000	300,923
3.375%, due 05/15/44	715,000	761,698
3.750%, due 11/15/43	800,000	904,625
4.500%, due 02/15/36	25,000	30,523
US Treasury Inflation Index Notes (TIPS)
0.125%, due 04/15/22	1,913,621	1,876,530
0.500%, due 01/15/28	409,714	399,389
US Treasury Notes
2.375%, due 04/30/20	1,400,000	1,398,633
2.375%, due 03/15/21	3,880,000	3,862,873
2.375%, due 01/31/23	70,000	69,073
2.500%, due 03/31/23	5,915,000	5,865,785
2.750%, due 02/15/28	630,000	624,069
2.875%, due 05/15/28	430,000	430,857
Total US government obligations (cost—$18,328,958)		18,268,490

Mortgage & agency debt securities—8.59%
Federal Home Loan Mortgage Corporation Certificates,
3.000%, due 11/01/46	313,491	304,120
3.000%, due 07/01/47	477,556	462,966
3.000%, due 08/01/47	407,577	395,220
3.500%, due 10/01/47	3,973,321	3,961,888
3.500%, due 11/01/47	968,488	965,711
4.000%, due 08/01/47	94,085	96,308

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Mortgage & agency debt securities—(concluded)
4.000%, due 11/01/47	313,399	320,461
4.000%, due 12/01/47	532,439	545,096
4.500%, due 06/01/47	357,537	373,240
5.000%, due 03/01/38	27,014	28,890
5.000%, due 11/01/38	3,198	3,384
5.500%, due 05/01/37	182,352	200,270
5.500%, due 08/01/40	25,332	27,440
6.500%, due 08/01/28	67,260	75,678
Federal National Mortgage Association Certificates,
1.875%, due 09/24/26	200,000	182,879
2.375%, due 01/19/23	590,000	580,293
3.000%, due 11/01/47	170,449	165,456
3.500%, due 01/01/47	307,470	307,313
3.500%, due 02/01/48	2,179,141	2,175,370
3.500%, due 03/01/48	2,149,170	2,145,889
4.000%, due 12/01/39	93,417	96,105
4.000%, due 02/01/41	51,142	52,617
4.000%, due 08/01/45	243,086	249,974
4.000%, due 06/01/47	1,454,447	1,486,479
4.000%, due 11/01/47	856,877	876,445
4.000%, TBA	1,300,000	1,327,930
4.500%, due 09/01/37	257,192	269,953
4.500%, due 07/01/47	277,759	290,389
5.000%, due 10/01/39	12,383	13,286
5.000%, due 05/01/40	18,087	19,314
5.500%, due 08/01/39	88,122	95,236
7.000%, due 08/01/32	150,059	168,923
7.500%, due 02/01/33	2,598	2,872
Government National Mortgage Association Certificates I,
4.000%, due 07/15/42	71,792	73,900
Government National Mortgage Association Certificates II,
3.000%, due 07/20/47	541,705	530,861
3.000%, due 08/20/47	406,743	398,540
3.000%, due 09/20/47	653,309	639,963
3.500%, due 01/20/48	988,555	994,178
4.500%, TBA	425,000	441,967
6.000%, due 11/20/28	644	716
6.000%, due 02/20/29	1,509	1,679
6.000%, due 02/20/34	277,448	294,709
Total mortgage & agency debt securities (cost—$21,895,974)		21,643,908

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Asset-backed securities—3.15%
AmeriCredit Automobile Receivables Trust,
Series 2014-1, Class D,
2.540%, due 06/08/20	200,000	199,954
Series 2016-4, Class A2A,
1.340%, due 04/08/20	28,687	28,656
Series 2017-3, Class D,
3.180%, due 07/18/23	250,000	247,465
Series 2017-4, Class D,
3.080%, due 12/18/23	275,000	270,805
Series 2018-1, Class D,
3.820%, due 03/18/24	175,000	175,985
Capital Auto Receivables Asset Trust,
Series 2015-4, Class D,
3.620%, due 05/20/21	125,000	125,820
Series 2016-3, Class D,
2.650%, due 01/20/24	125,000	124,120
Capital One Multi-Asset Execution Trust, Series 2005-B3, Class B3,
3 mo. LIBOR + 0.550%,
2.898%, due 05/15/28[5]	350,000	345,478
CNH Equipment Trust, Series 2014-B, Class B,
1.930%, due 11/15/21	300,000	299,918
Drive Auto Receivables Trust,
Series 2015-BA, Class D,
3.840%, due 07/15/21[6]	300,000	302,055
Series 2015-DA, Class D,
4.590%, due 01/17/23[6]	200,000	203,511
Series 2017-1, Class D,
3.840%, due 03/15/23	125,000	126,164
Series 2017-2, Class B,
2.250%, due 06/15/21	350,000	349,196
Series 2017-2, Class C,
2.750%, due 09/15/23	150,000	149,636
Series 2017-3, Class B,
2.300%, due 05/17/21	200,000	199,415
Series 2018-1, Class A2,
2.230%, due 04/15/20	500,000	499,448
Series 2018-1, Class D,
3.810%, due 05/15/24	350,000	349,839
Series 2018-2, Class D,
4.140%, due 08/15/24	350,000	352,291
Exeter Automobile Receivables Trust, Series 2018-1, Class AD,
3.530%, due 11/15/23[6]	150,000	148,574
GM Financial Automobile Leasing Trust,
Series 2015-3, Class B,
2.320%, due 11/20/19	275,000	274,751
Series 2016-3, Class A2A,
1.350%, due 02/20/19	2,733	2,732

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Asset-backed securities—(concluded)
Invitation Homes Trust,
Series 2018-SFR1, Class C,
1 mo. USD LIBOR + 1.250%,
3.169%, due 03/17/37[5,6]	150,000	151,180
Series 2018-SFR2, Class D,
1 mo. LIBOR + 1.450%,
3.346%, due 06/17/37[5,6]	450,000	452,776
PSNH Funding LLC, Series 2018-1, Class A3,
3.814%, due 02/01/35	300,000	302,296
Santander Drive Auto Receivables Trust,
Series 2012-2, Class C,
2.330%, due 11/15/19	25,255	25,252
Series 2016-3, Class C,
2.460%, due 03/15/22	200,000	198,962
Series 2017-2, Class D,
3.490%, due 07/17/23	150,000	150,219
Series 2017-3, Class D,
3.200%, due 11/15/23	325,000	322,847
Series 2018-2, Class C,
3.350%, due 07/17/23	225,000	224,677
Series 2018-2, Class D,
3.880%, due 02/15/24	225,000	224,842
Sofi Consumer Loan Program Trust,
Series 2018-1, Class A2,
3.140%, due 02/25/27[6]	200,000	199,824
Series 2018-1, Class B,
3.650%, due 02/25/27[6]	175,000	173,991
Series 2018-2, Class A2,
3.350%, due 04/26/27[6]	300,000	301,253
Series 2018-2, Class B,
3.790%, due 04/26/27[6]	200,000	199,787
World Financial Network Credit Card Master Trust, Series 2016-A, Class A,
2.030%, due 04/15/25	225,000	222,538
Total asset-backed securities (cost—$7,924,247)		7,926,257

Commercial mortgage-backed securities—2.82%
Ashford Hospitality Trust, Series 2018-ASHF, Class D,
1 mo. LIBOR + 2.100%,
4.019%, due 04/15/35[5,6]	200,000	200,628
Bank, Series 2017-BNK7, Class C,
4.058%, due 09/15/60[7]	200,000	194,439
BBCMS Trust, Series 2015-SRCH, Class A2,
4.197%, due 08/10/35[6]	350,000	365,639
BENCHMARK Mortgage Trust, Series 2018-B1, Class D,
2.750%, due 01/15/51[6]	350,000	266,197

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Commercial mortgage-backed securities—(continued)
CHT Mortgage Trust, Series 2017-COSMO, Class D,
1 mo. USD LIBOR + 2.250%,
4.169%, due 11/15/36[5,6]	375,000	377,976
COMM Mortgage Trust,
Series 2015-CCRE24, Class A5,
3.696%, due 08/10/48	550,000	553,993
Series 2015-CCRE24, Class D,
3.463%, due 08/10/48[7]	150,000	121,331
Series 2015-DC1, Class A5,
3.350%, due 02/10/48	600,000	592,230
Series 2015-PC1, Class A4,
3.620%, due 07/10/50	350,000	351,081
Series 2016-DC2, Class A5,
3.765%, due 02/10/49	160,000	161,369
Series 2018-COR3, Class C,
4.713%, due 05/10/51[7]	127,000	124,818
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4,
3.808%, due 11/15/48	250,000	252,994
FREMF Mortgage Trust, Series 2017-K64, Class B,
3.981%, due 03/25/27[6,7]	50,000	49,395
GS Mortgage Securities Trust, Series 2014-GSFL, Class D,
1 mo. LIBOR + 3.900%,
5.320%, due 07/15/31[5,6]	155,365	156,024
Hilton USA Trust, Series 2016-SFP, Class B,
3.323%, due 11/05/35[6]	425,000	417,042
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8, Class D,
1 mo. USD LIBOR + 2.050%,
3.969%, due 02/15/35[5,6]	150,000	150,376
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class AS,
3.800%, due 01/15/48	250,000	250,160
Series 2015-C29, Class D,
3.702%, due 05/15/48[7]	150,000	121,608
Series 2015-C30, Class A5,
3.822%, due 07/15/48	690,000	703,065
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C32, Class AS,
3.994%, due 12/15/49[7]	260,000	263,002
Series 2017-C34, Class C,
4.187%, due 11/15/52[7]	150,000	145,403
Morgan Stanley Capital I,
Series 2017-HR2, Class C,
4.229%, due 12/15/50[7]	250,000	241,072
Series 2017-HR2, Class D,
2.730%, due 12/15/50	125,000	98,891

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Commercial mortgage-backed securities—(concluded)
Wells Fargo Commercial Mortgage Trust,
Series 2015-G29, Class A4,
3.637%, due 06/15/48	300,000	301,117
Series 2015-SG1, Class A4,
3.789%, due 09/15/48	295,000	298,680
Series 2018-C44, Class C,
4.998%, due 05/15/51[7]	150,000	150,395
WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class D,
1 mo. LIBOR + 2.571%,
4.490%, due 11/15/29[5,6]	180,771	181,056
Total commercial mortgage-backed securities (cost—$7,255,822)		7,089,981

Corporate bonds—10.92%
Aerospace & defense—0.06%
BBA US Holdings, Inc.
5.375%, due 05/01/26[6]	10,000	10,025
DynCorp International, Inc.
10.375% Cash, 1.500% PIK,
11.875%, due 11/30/20[8]	65,487	68,434
TransDigm, Inc.
6.500%, due 07/15/24	75,000	76,500
		154,959
Auto & truck—0.08%
IHO Verwaltungs GmbH
4.50% Cash, or, 5.25% PIK,
4.500%, due 09/15/23[6,8]	200,000	192,750

Auto loans—0.04%
General Motors Financial Co., Inc.
2.350%, due 10/04/19	50,000	49,640
3.700%, due 11/24/20	60,000	60,428
		110,068
Automobile OEM—0.11%
Ford Motor Co.
7.450%, due 07/16/31	11,000	12,988
Ford Motor Credit Co. LLC
8.125%, due 01/15/20	150,000	161,478

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Automobile OEM—(concluded)
General Motors Co.
6.750%, due 04/01/46	100,000	113,848
		288,314
Automotive parts—0.04%
Allison Transmission, Inc.
5.000%, due 10/01/24[6]	40,000	39,700
Meritor, Inc.
6.250%, due 02/15/24	50,000	51,000
		90,700
Banking-non-US—0.32%
Australia & New Zealand Banking Group Ltd. MTN
2.700%, due 11/16/20	50,000	49,440
Barclays PLC
4.337%, due 01/10/28	305,000	291,099
HSBC Holdings PLC
6.500%, due 09/15/37	200,000	239,301
National Westminster Bank PLC, Series C
3 mo. USD LIBID + 0.250%,
2.563%, due 08/28/18[5,9]	80,000	64,320
Royal Bank of Scotland Group PLC
(fixed, converts to FRN on 09/30/31),
7.648%, due 09/30/31[9]	50,000	62,735
Standard Chartered PLC
(fixed, converts to FRN on 07/30/37),
7.014%, due 07/30/37[6,9]	100,000	107,750
		814,645
Banking-US—1.27%
BB&T Corp. MTN
2.625%, due 06/29/20	140,000	139,019
Capital One Bank USA N.A.
3.375%, due 02/15/23	70,000	68,324
Capital One Financial Corp.
3.750%, due 07/28/26	290,000	271,214
4.200%, due 10/29/25	60,000	58,776
Citigroup, Inc.
5.500%, due 09/13/25	555,000	593,143
(fixed, converts to FRN on 01/30/23),
5.950%, due 01/30/23[9]	40,000	40,650

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Banking-US—(concluded)
JPMorgan Chase & Co.
3.875%, due 09/10/24	210,000	207,953
(fixed, converts to FRN on 07/24/47),
4.032%, due 07/24/48	100,000	92,185
4.625%, due 05/10/21	260,000	270,786
JPMorgan Chase & Co., Series V,
(fixed, converts to FRN on 07/01/19),
5.000%, due 07/01/19[9]	75,000	75,656
Morgan Stanley
4.875%, due 11/01/22	170,000	177,231
Morgan Stanley GMTN
4.350%, due 09/08/26	465,000	462,474
The Goldman Sachs Group, Inc.
2.875%, due 02/25/21	120,000	118,603
5.150%, due 05/22/45	180,000	184,718
5.750%, due 01/24/22	100,000	107,601
The Goldman Sachs Group, Inc. MTN
3 mo. USD LIBOR + 1.100%,
3.443%, due 11/15/18[5]	170,000	170,826
Wells Fargo & Co.
5.375%, due 11/02/43	145,000	154,167
		3,193,326
Building materials—0.10%
Boise Cascade Co.
5.625%, due 09/01/24[6]	40,000	40,150
Builders FirstSource, Inc.
5.625%, due 09/01/24[6]	78,000	76,615
Jeld-Wen, Inc.
4.625%, due 12/15/25[6]	10,000	9,450
4.875%, due 12/15/27[6]	15,000	13,950
Masco Corp.
4.450%, due 04/01/25	80,000	80,904
New Enterprise Stone & Lime Co., Inc.
6.250%, due 03/15/26[6]	35,000	35,175
		256,244
Car rental—0.01%
Flexi-Van Leasing, Inc.
10.000%, due 02/15/23[6]	30,000	28,350

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Chemicals—0.19%
Hexion, Inc.
6.625%, due 04/15/20	30,000	28,313
Kraton Polymers LLC/Kraton Polymers Capital Corp.
7.000%, due 04/15/25[6]	60,000	61,800
NOVA Chemicals Corp.
5.250%, due 06/01/27[6]	75,000	71,062
The Dow Chemical Co.
5.250%, due 11/15/41	80,000	86,275
The Sherwin-Williams Co.
3.450%, due 06/01/27	80,000	76,012
4.200%, due 01/15/22	60,000	61,424
Tronox, Inc.
6.500%, due 04/15/26[6]	50,000	49,313
WR Grace & Co-Conn
5.625%, due 10/01/24[6]	50,000	51,750
		485,949
Commercial services—0.24%
AECOM
5.125%, due 03/15/27	75,000	69,563
APX Group, Inc.
7.625%, due 09/01/23	70,000	61,425
Booz Allen Hamilton, Inc.
5.125%, due 05/01/25[6]	50,000	49,000
Brand Industrial Services, Inc.
8.500%, due 07/15/25[6]	15,000	15,338
Corporate Risk Holdings LLC
9.500%, due 07/01/19[6]	90,000	94,444
Garda World Security Corp.
8.750%, due 05/15/25[6]	40,000	40,700
Harland Clarke Holdings Corp.
8.375%, due 08/15/22[6]	75,000	75,187
Michael Baker International LLC
8.750%, due 03/01/23[6]	70,000	67,900
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.250%, due 05/15/23[6]	69,000	73,119
RR Donnelley & Sons Co.
7.875%, due 03/15/21	50,000	51,500
		598,176
Consumer products—0.04%
Kimberly-Clark Corp.
3.625%, due 08/01/20	45,000	45,682

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Consumer products—(concluded)
Party City Holdings, Inc.
6.125%, due 08/15/23[6]	50,000	50,750
		96,432
Consumer services—0.05%
Tutor Perini Corp.
6.875%, due 05/01/25[6]	30,000	30,216
XLIT Ltd.
6.250%, due 05/15/27	50,000	56,329
6.375%, due 11/15/24	40,000	45,308
		131,853
Diversified manufacturing—0.17%
Bombardier, Inc.
8.750%, due 12/01/21[6]	100,000	111,000
Eaton Corp.
2.750%, due 11/02/22	70,000	68,237
Illinois Tool Works, Inc.
2.650%, due 11/15/26	110,000	102,005
3.500%, due 03/01/24	110,000	111,147
Terex Corp.
5.625%, due 02/01/25[6]	35,000	34,738
		427,127
Electric-generation—0.04%
Calpine Corp.
5.375%, due 01/15/23	35,000	33,338
NRG Energy, Inc.
7.250%, due 05/15/26	75,000	80,437
		113,775
Electric-integrated—0.62%
Alabama Power Co.
6.000%, due 03/01/39	30,000	37,239
Berkshire Hathaway Energy Co.
3.750%, due 11/15/23	80,000	81,104
Covanta Holding Corp.
5.875%, due 07/01/25	55,000	53,023
DTE Electric Co.
3.700%, due 03/15/45	50,000	47,303

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Electric-integrated—(concluded)
Exelon Corp.
3.400%, due 04/15/26	120,000	114,774
Exelon Generation Co. LLC
2.950%, due 01/15/20	170,000	169,653
Florida Power & Light Co.
5.950%, due 02/01/38	45,000	57,503
Georgia Power Co., Series C
2.000%, due 09/08/20	100,000	97,830
Indiana Michigan Power Co., Series K
4.550%, due 03/15/46	140,000	147,800
NextEra Energy Operating Partners LP
4.250%, due 09/15/24[6]	10,000	9,600
4.500%, due 09/15/27[6]	15,000	13,950
Northern States Power Co.
2.600%, due 05/15/23	50,000	48,439
3.600%, due 05/15/46	30,000	27,900
Oncor Electric Delivery Co. LLC
3.750%, due 04/01/45	80,000	76,714
Pacific Gas & Electric Co.
2.950%, due 03/01/26	80,000	73,307
5.800%, due 03/01/37	40,000	45,215
Southern Power Co.
5.250%, due 07/15/43	60,000	62,963
Talen Energy Supply LLC
10.500%, due 01/15/26[6]	35,000	32,550
TerraForm Power Operating LLC
5.000%, due 01/31/28[6]	15,000	14,156
The Cleveland Electric Illuminating Co.
5.950%, due 12/15/36	100,000	119,945
Virginia Electric & Power Co.
3.450%, due 09/01/22	60,000	60,451
Vistra Energy Corp.
7.375%, due 11/01/22	150,000	157,560
Waste Pro USA, Inc.
5.500%, due 02/15/26[6]	25,000	24,125
		1,573,104
Energy-independent—0.39%
Anadarko Finance Co., Series B
7.500%, due 05/01/31	20,000	25,093
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
10.000%, due 04/01/22[6]	45,000	48,487

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Energy-independent—(continued)
Canadian Natural Resources Ltd.
2.950%, due 01/15/23	80,000	77,618
Carrizo Oil & Gas, Inc.
6.250%, due 04/15/23	40,000	40,500
Chesapeake Energy Corp.
8.000%, due 12/15/22[6]	19,000	20,093
Denbury Resources, Inc.
5.500%, due 05/01/22	30,000	26,475
9.000%, due 05/15/21[6]	10,000	10,600
Devon Energy Corp.
4.000%, due 07/15/21	50,000	50,814
Endeavor Energy Resources LP/EER Finance, Inc.
5.500%, due 01/30/26[6]	15,000	14,700
Extraction Oil & Gas, Inc.
5.625%, due 02/01/26[6]	15,000	14,363
Gulfport Energy Corp.
6.000%, due 10/15/24	50,000	47,000
Halcon Resources Corp.
6.750%, due 02/15/25	35,000	32,812
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750%, due 10/01/25[6]	40,000	39,900
MEG Energy Corp.
6.500%, due 01/15/25[6]	15,000	15,033
7.000%, due 03/31/24[6]	15,000	13,538
Newfield Exploration Co.
5.750%, due 01/30/22	25,000	26,187
Noble Energy, Inc.
5.050%, due 11/15/44	75,000	77,369
Oasis Petroleum, Inc.
6.250%, due 05/01/26[6]	35,000	34,912
6.875%, due 03/15/22	34,000	34,510
Occidental Petroleum Corp.
3.400%, due 04/15/26	50,000	49,016
Parsley Energy LLC/Parsley Finance Corp.
5.375%, due 01/15/25[6]	40,000	39,500
5.625%, due 10/15/27[6]	15,000	14,813
PDC Energy, Inc.
6.125%, due 09/15/24	25,000	25,438
QEP Resources, Inc.
5.250%, due 05/01/23	25,000	24,469
SM Energy Co.
6.125%, due 11/15/22	50,000	50,750

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Energy-independent—(concluded)
Whiting Petroleum Corp.
6.250%, due 04/01/23	35,000	35,700
6.625%, due 01/15/26[6]	30,000	30,712
WPX Energy, Inc.
5.250%, due 09/15/24	20,000	19,800
5.750%, due 06/01/26	35,000	34,934
		975,136
Energy-integrated—0.07%
BP Capital Markets PLC
3.062%, due 03/17/22	90,000	89,602
Shell International Finance BV
4.000%, due 05/10/46	90,000	87,737
		177,339
Energy-refining & marketing—0.07%
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.500%, due 04/15/21	20,000	19,675
Delek Logistics Partners LP
6.750%, due 05/15/25	50,000	49,500
Marathon Petroleum Corp.
4.750%, due 09/15/44	110,000	107,712
		176,887
Finance-diversified—0.22%
Bank of America Corp.
6.110%, due 01/29/37	150,000	174,452
Bank of America Corp. GMTN
2.625%, due 04/19/21	90,000	88,560
Bank of America Corp. MTN
4.200%, due 08/26/24	90,000	90,750
Bank of America Corp.,
Series K,
3 mo. USD LIBOR + 3.630%,
5.989%, due 07/30/18[5,9]	16,000	16,080
Series V,
(fixed, converts to FRN on 06/17/19),
5.125%, due 06/17/19[9]	70,000	70,773
NFP Corp.
6.875%, due 07/15/25[6]	8,000	7,900

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Finance-diversified—(concluded)
Quicken Loans, Inc.
5.250%, due 01/15/28[6]	50,000	45,750
5.750%, due 05/01/25[6]	60,000	58,500
		552,765
Finance-non-captive diversified—0.08%
Ally Financial, Inc.
4.125%, due 02/13/22	100,000	99,137
General Electric Co.
6.750%, due 03/15/32	75,000	92,154
		191,291
Finance-other—0.49%
Dana Financing Luxembourg Sarl
5.750%, due 04/15/25[6]	55,000	54,519
FBM Finance, Inc.
8.250%, due 08/15/21[6]	28,000	29,310
GE Capital International Funding Co. Unlimited Co.
2.342%, due 11/15/20	200,000	195,718
General Electric Co. MTN
4.650%, due 10/17/21	100,000	104,313
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.250%, due 02/01/22	35,000	35,831
International Lease Finance Corp.
5.875%, due 08/15/22	320,000	342,506
KfW
2.219%, due 04/18/36[10]	105,000	59,986
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.250%, due 10/01/25[6]	65,000	60,775
Navient Corp. MTN
8.000%, due 03/25/20	45,000	47,857
Park Aerospace Holdings Ltd.
4.500%, due 03/15/23[6]	25,000	23,813
5.500%, due 02/15/24[6]	50,000	49,062
Springleaf Finance Corp.
5.625%, due 03/15/23	35,000	34,562
8.250%, due 12/15/20	125,000	136,250
VFH Parent LLC/Orchestra Co-Issuer, Inc.
6.750%, due 06/15/22[6]	55,000	56,959
		1,231,461
Food/beverage—0.30%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
6.625%, due 06/15/24	20,000	18,806

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Food/beverage—(concluded)
Anheuser-Busch InBev Finance, Inc.
4.700%, due 02/01/36	150,000	153,897
4.900%, due 02/01/46	30,000	31,141
General Mills, Inc.
3.200%, due 04/16/21	75,000	74,847
JBS USA LUX SA/JBS USA Finance, Inc.
6.750%, due 02/15/28[6]	50,000	47,250
Kraft Heinz Foods Co.
5.000%, due 06/04/42	40,000	38,681
5.200%, due 07/15/45	20,000	19,982
PepsiCo, Inc.
4.875%, due 11/01/40	60,000	67,179
Post Holdings, Inc.
5.500%, due 03/01/25[6]	45,000	44,325
The Kroger Co.
2.800%, due 08/01/22	100,000	96,854
3.850%, due 08/01/23	160,000	161,535
		754,497
Gaming—0.08%
Jacobs Entertainment, Inc.
7.875%, due 02/01/24[6]	35,000	36,575
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
4.500%, due 09/01/26	38,000	34,960
Penn National Gaming, Inc.
5.625%, due 01/15/27[6]	80,000	76,400
Scientific Games International, Inc.
10.000%, due 12/01/22	55,000	58,988
		206,923
Gas distributors—0.04%
Sempra Energy
9.800%, due 02/15/19	90,000	94,317

Gas pipelines—0.60%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.750%, due 05/20/27	40,000	37,700
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.125%, due 11/15/22[6]	75,000	76,329
Cheniere Corpus Christi Holdings LLC
5.875%, due 03/31/25	80,000	83,500
Energy Transfer Partners LP
9.000%, due 04/15/19	110,000	115,455

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Gas pipelines—(concluded)
Enterprise Products Operating LLC
2.850%, due 04/15/21	40,000	39,641
Genesis Energy LP/Genesis Energy Finance Corp.
6.000%, due 05/15/23	50,000	48,750
6.250%, due 05/15/26	35,000	32,900
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, due 02/15/26[6]	65,000	65,325
Kinder Morgan Energy Partners LP
5.000%, due 10/01/21	185,000	192,433
Kinder Morgan, Inc.
5.550%, due 06/01/45	120,000	123,566
MPLX LP
4.875%, due 06/01/25	70,000	72,430
NGPL PipeCo LLC
4.875%, due 08/15/27[6]	35,000	33,981
PBF Logistics LP/PBF Logistics Finance Corp.
6.875%, due 05/15/23	25,000	25,219
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27	180,000	185,428
Sunoco Logistics Partners Operations LP
4.000%, due 10/01/27	50,000	47,073
5.400%, due 10/01/47	100,000	93,494
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.500%, due 01/15/28[6]	30,000	28,987
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.000%, due 01/15/28[6]	40,000	37,588
Williams Partners LP
4.300%, due 03/04/24	160,000	161,301
		1,501,100
Health care—0.43%
Abbott Laboratories
3.750%, due 11/30/26	110,000	108,582
Centene Corp.
6.125%, due 02/15/24	50,000	52,562
Centene Escrow I Corp.
5.375%, due 06/01/26[6]	25,000	25,250
DaVita, Inc.
5.000%, due 05/01/25	65,000	61,607
DJO Finance LLC/DJO Finance Corp.
8.125%, due 06/15/21[6]	30,000	30,188

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Health care—(concluded)
Medtronic, Inc.
4.375%, due 03/15/35	115,000	120,262
Molina Healthcare, Inc.
4.875%, due 06/15/25[6]	30,000	28,500
MPH Acquisition Holdings LLC
7.125%, due 06/01/24[6]	30,000	31,125
Tenet Healthcare Corp.
5.125%, due 05/01/25[6]	40,000	38,800
8.125%, due 04/01/22	120,000	125,401
Thermo Fisher Scientific, Inc.
5.300%, due 02/01/44	60,000	66,831
UnitedHealth Group, Inc.
4.625%, due 07/15/35	90,000	96,207
WellCare Health Plans, Inc.
5.250%, due 04/01/25	65,000	64,837
Zimmer Biomet Holdings, Inc.
2.700%, due 04/01/20	200,000	198,459
4.250%, due 08/15/35	50,000	47,367
		1,095,978
Health care providers & services—0.01%
Hologic, Inc.
4.375%, due 10/15/25[6]	10,000	9,562
4.625%, due 02/01/28[6]	10,000	9,425
		18,987
Home construction—0.08%
AV Homes, Inc.
6.625%, due 05/15/22	20,000	20,330
Beazer Homes USA, Inc.
5.875%, due 10/15/27	25,000	22,128
Crescent Communities LLC/Crescent Ventures, Inc.
8.875%, due 10/15/21[6]	71,000	75,260
M/I Homes, Inc.
5.625%, due 08/01/25	40,000	37,976
Shea Homes LP/Shea Homes Funding Corp.
5.875%, due 04/01/23[6]	45,000	45,281
		200,975
Hotels, restaurants & leisure—0.01%
Boyne USA, Inc.
7.250%, due 05/01/25[6]	20,000	20,738

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Household durables—0.02%
Lennar Corp.
4.750%, due 11/29/27[6]	30,000	27,975
5.250%, due 06/01/26[6]	25,000	24,362
		52,337
Insurance-life—0.21%
Aon PLC
3.875%, due 12/15/25	60,000	59,325
MetLife, Inc.
4.125%, due 08/13/42	80,000	75,722
Prudential Financial, Inc.
7.375%, due 06/15/19	150,000	156,871
Prudential Financial, Inc. MTN
6.625%, due 06/21/40	60,000	77,538
Teachers Insurance & Annuity Association of America
4.270%, due 05/15/47[6]	70,000	68,145
The Hartford Financial Services Group, Inc.
5.950%, due 10/15/36	70,000	83,376
		520,977
Insurance-personal & casualty—0.02%
HUB International Ltd.
7.000%, due 05/01/26[6]	50,000	50,018

Internet & catalog retail—0.04%
Amazon.com, Inc.
4.050%, due 08/22/47[6]	90,000	89,623

Leisure—0.04%
NCL Corp. Ltd.
4.750%, due 12/15/21[6]	36,000	36,000
Viking Cruises Ltd.
5.875%, due 09/15/27[6]	30,000	28,050
VOC Escrow Ltd.
5.000%, due 02/15/28[6]	40,000	37,676
		101,726
Lodging—0.05%
Caesars Resort Collection LLC/CRC Finco, Inc.
5.250%, due 10/15/25[6]	35,000	33,512
Hilton Domestic Operating Co., Inc.
4.250%, due 09/01/24	35,000	33,337

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Lodging—(concluded)
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.750%, due 11/15/21[6]	40,000	41,200
10.250%, due 11/15/22[6]	25,000	27,188
		135,237
Machinery-diversified—0.12%
BlueLine Rental Finance Corp./BlueLine Rental LLC
9.250%, due 03/15/24[6]	30,000	32,009
Cloud Crane LLC
10.125%, due 08/01/24[6]	90,000	98,100
John Deere Capital Corp. MTN
2.450%, due 09/11/20	40,000	39,616
SPX FLOW, Inc.
5.625%, due 08/15/24[6]	69,000	68,137
Tennant Co.
5.625%, due 05/01/25	30,000	29,850
United Rentals North America, Inc.
4.875%, due 01/15/28	35,000	32,869
		300,581
Media-broadcast/outdoor—0.28%
21st Century Fox America, Inc.
4.950%, due 10/15/45	70,000	75,392
CBS Radio, Inc.
7.250%, due 11/01/24[6]	40,000	38,400
Clear Channel Worldwide Holdings, Inc.,
Series A,
6.500%, due 11/15/22	100,000	102,000
Series B,
7.625%, due 03/15/20	50,000	49,813
Netflix, Inc.
5.875%, due 02/15/25	100,000	102,885
Nexstar Broadcasting, Inc.
5.625%, due 08/01/24[6]	50,000	48,908
Sirius XM Radio, Inc.
5.375%, due 04/15/25[6]	100,000	98,875
The Walt Disney Co. GMTN
2.150%, due 09/17/20	50,000	49,260

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Media-broadcast/outdoor—(concluded)
Time Warner, Inc.
3.800%, due 02/15/27	140,000	135,277
		700,810
Media-cable—0.41%
Altice France SA
6.000%, due 05/15/22[6]	200,000	199,250
6.250%, due 05/15/24[6]	200,000	194,000
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125%, due 05/01/27[6]	20,000	18,725
5.500%, due 05/01/26[6]	25,000	24,133
5.750%, due 02/15/26[6]	85,000	83,274
5.875%, due 04/01/24[6]	150,000	151,312
Comcast Corp.
3.969%, due 11/01/47	135,000	119,024
DISH DBS Corp.
5.875%, due 11/15/24	75,000	62,288
NBCUniversal Media LLC
4.375%, due 04/01/21	40,000	41,292
TCI Communications, Inc.
7.875%, due 02/15/26	50,000	61,922
Time Warner Cable, Inc.
6.550%, due 05/01/37	25,000	27,125
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	35,000	41,221
		1,023,566
Media-diversified—0.04%
TEGNA, Inc.
6.375%, due 10/15/23	100,000	103,500

Media-non cable—0.07%
Intelsat Jackson Holdings SA
5.500%, due 08/01/23	125,000	109,297
7.500%, due 04/01/21	25,000	24,438
8.000%, due 02/15/24[6]	20,000	21,150
9.750%, due 07/15/25[6]	25,000	25,937
		180,822
Metals & mining—0.23%
Alcoa Nederland Holding BV
6.750%, due 09/30/24[6]	10,000	10,577

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Metals & mining—(concluded)
ArcelorMittal
7.250%, due 10/15/39[11]	75,000	87,000
Freeport-McMoRan, Inc.
4.550%, due 11/14/24	25,000	24,250
5.450%, due 03/15/43	30,000	27,019
6.875%, due 02/15/23	15,000	16,087
Hudbay Minerals, Inc.
7.250%, due 01/15/23[6]	35,000	36,137
7.625%, due 01/15/25[6]	5,000	5,250
Murray Energy Corp.
11.250%, due 04/15/21[6]	40,000	17,000
Novelis Corp.
5.875%, due 09/30/26[6]	50,000	49,005
Southern Copper Corp.
6.750%, due 04/16/40	90,000	105,164
Teck Resources Ltd.
6.250%, due 07/15/41	95,000	97,850
TMS International Corp.
7.250%, due 08/15/25[6]	50,000	51,750
United States Steel Corp.
6.650%, due 06/01/37	15,000	13,836
Vale Overseas Ltd.
4.375%, due 01/11/22	37,000	36,999
		577,924
Oil & gas—0.37%
Calfrac Holdings LP
8.500%, due 06/15/26[6]	35,000	34,771
Callon Petroleum Co.
6.125%, due 10/01/24	50,000	50,437
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.750%, due 04/01/25	35,000	34,562
Diamondback Energy, Inc.
5.375%, due 05/31/25[6]	15,000	14,813
Ecopetrol SA
5.375%, due 06/26/26	225,000	230,400
Equinor ASA
4.800%, due 11/08/43	50,000	55,586
Petrobras Global Finance BV
5.750%, due 02/01/29	25,000	22,390
7.375%, due 01/17/27	50,000	50,742

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
Petroleos Mexicanos
3.500%, due 01/30/23	160,000	150,080
6.500%, due 03/13/27	180,000	183,114
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.500%, due 08/15/22	60,000	58,500
Sunoco LP/Sunoco Finance Corp.
5.875%, due 03/15/28[6]	15,000	14,093
USA Compression Partners LP/USA Compression Finance Corp.
6.875%, due 04/01/26[6]	25,000	25,750
		925,238
Oil field equipment & services—0.11%
Ensco PLC
5.200%, due 03/15/25	25,000	20,938
5.750%, due 10/01/44	10,000	7,125
7.750%, due 02/01/26	25,000	23,812
Noble Holding International Ltd.
6.200%, due 08/01/40	15,000	10,725
Precision Drilling Corp.
5.250%, due 11/15/24	35,000	32,900
7.750%, due 12/15/23	15,000	15,863
Rowan Cos., Inc.
7.375%, due 06/15/25	25,000	24,187
Transocean Phoenix 2 Ltd.
7.750%, due 10/15/24[6]	21,250	22,844
Transocean, Inc.
9.000%, due 07/15/23[6]	65,000	70,037
Weatherford International Ltd.
7.750%, due 06/15/21	40,000	40,600
9.875%, due 02/15/24	15,000	14,775
		283,806
Packaging & containers—0.06%
BWAY Holding Co.
7.250%, due 04/15/25[6]	25,000	24,547
Crown Americas LLC/Crown Americas Capital Corp. VI
4.750%, due 02/01/26[6]	25,000	23,615
OI European Group BV
4.000%, due 03/15/23[6]	15,000	14,100
Owens-Brockway Glass Container, Inc.
5.875%, due 08/15/23[6]	75,000	76,219

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Packaging & containers—(concluded)
Trident Merger Sub, Inc.
6.625%, due 11/01/25[6]	25,000	24,625
		163,106
Pharmaceuticals—0.51%
AbbVie, Inc.
2.500%, due 05/14/20	120,000	118,900
3.200%, due 05/14/26	30,000	28,188
Actavis Funding SCS
3.000%, due 03/12/20	50,000	49,745
3.800%, due 03/15/25	90,000	87,280
4.750%, due 03/15/45	34,000	32,663
Biogen, Inc.
4.050%, due 09/15/25	100,000	100,929
5.200%, due 09/15/45	50,000	53,013
Eagle Holding Co. II LLC
7.625% Cash, or, 8.375% PIK,
7.625%, due 05/15/22[6,8]	10,000	10,127
Eli Lilly & Co.
2.350%, due 05/15/22	80,000	77,894
Endo Finance LLC
5.750%, due 01/15/22[6]	25,000	20,813
Gilead Sciences, Inc.
4.750%, due 03/01/46	70,000	72,385
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.375%, due 08/01/23[6]	50,000	50,270
Mylan NV
3.950%, due 06/15/26	150,000	143,010
Pfizer, Inc.
7.200%, due 03/15/39	120,000	169,748
Shire Acquisitions Investments Ireland DAC
2.400%, due 09/23/21	50,000	48,114
Valeant Pharmaceuticals International, Inc.
5.875%, due 05/15/23[6]	90,000	85,500
6.500%, due 03/15/22[6]	50,000	52,063
7.000%, due 03/15/24[6]	60,000	62,850
9.000%, due 12/15/25[6]	15,000	15,694
		1,279,186
Railroads—0.13%
Burlington Northern Santa Fe LLC
5.150%, due 09/01/43	100,000	113,722

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Railroads—(concluded)
Norfolk Southern Corp.
3.250%, due 12/01/21	150,000	150,055
Union Pacific Corp.
4.050%, due 11/15/45	70,000	67,615
		331,392
Real estate investment trusts—0.12%
AvalonBay Communities, Inc. MTN
3.450%, due 06/01/25	70,000	68,284
Boston Properties LP
2.750%, due 10/01/26	40,000	36,035
ERP Operating LP
4.750%, due 07/15/20	35,000	36,147
Starwood Property Trust, Inc.
4.750%, due 03/15/25[6]	25,000	24,055
Ventas Realty LP
3.500%, due 02/01/25	35,000	33,667
3.750%, due 05/01/24	90,000	88,964
VEREIT Operating Partnership LP
4.875%, due 06/01/26	15,000	14,932
		302,084
Restaurants—0.05%
1011778 BC ULC/New Red Finance, Inc.
5.000%, due 10/15/25[6]	40,000	37,900
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, due 06/01/27[6]	35,000	32,900
McDonald’s Corp. MTN
2.100%, due 12/07/18	40,000	39,925
4.875%, due 12/09/45	20,000	21,328
		132,053
Retail-specialty—0.20%
Beacon Roofing Supply, Inc.
6.375%, due 10/01/23	25,000	25,867
CVS Health Corp.
3.500%, due 07/20/22	60,000	59,741
4.300%, due 03/25/28	165,000	163,753
5.125%, due 07/20/45	75,000	77,333
JC Penney Corp., Inc.
5.875%, due 07/01/23[6]	25,000	22,906
Lowe’s Cos., Inc.
4.650%, due 04/15/42	60,000	63,575

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Retail-specialty—(concluded)
The Home Depot, Inc.
2.125%, due 09/15/26	50,000	44,853
3.350%, due 09/15/25	40,000	39,509
		497,537
Technology-hardware—0.12%
Cisco Systems, Inc.
5.900%, due 02/15/39	80,000	100,791
Equinix, Inc.
5.375%, due 05/15/27	65,000	65,263
NCR Corp.
6.375%, due 12/15/23	75,000	77,138
Western Digital Corp.
4.750%, due 02/15/26	50,000	49,188
		292,380
Technology-software—0.66%
Apple, Inc.
3.850%, due 05/04/43	210,000	202,702
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.125%, due 01/15/25	40,000	37,276
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.750%, due 03/01/25[6]	40,000	38,250
CommScope Technologies Finance LLC
6.000%, due 06/15/25[6]	75,000	75,187
Conduent Finance, Inc./Conduent Business Services LLC
10.500%, due 12/15/24[6]	60,000	70,350
Dell International LLC/EMC Corp.
4.420%, due 06/15/21[6]	50,000	50,883
6.020%, due 06/15/26[6]	100,000	105,468
First Data Corp.
5.750%, due 01/15/24[6]	30,000	30,112
Infor US, Inc.
6.500%, due 05/15/22	100,000	101,625
International Business Machines Corp.
3.375%, due 08/01/23	125,000	125,188
Iron Mountain, Inc.
5.250%, due 03/15/28[6]	40,000	37,650
Microsoft Corp.
2.375%, due 02/12/22	180,000	176,615
4.450%, due 11/03/45	170,000	184,343
MSCI, Inc.
5.375%, due 05/15/27[6]	15,000	15,037

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Technology-software—(concluded)
5.750%, due 08/15/25[6]	25,000	25,719
Oracle Corp.
2.500%, due 05/15/22	80,000	78,305
5.375%, due 07/15/40	70,000	82,375
Texas Instruments, Inc.
1.650%, due 08/03/19	30,000	29,683
1.850%, due 05/15/22	90,000	85,919
VMware, Inc.
3.900%, due 08/21/27	130,000	121,534
		1,674,221
Telecom-wireless—0.12%
America Movil SAB de CV
3.125%, due 07/16/22	40,000	39,376
Rogers Communications, Inc.
5.000%, due 03/15/44	80,000	83,751
Sprint Corp.
7.625%, due 02/15/25	75,000	77,250
T-Mobile USA, Inc.
6.375%, due 03/01/25	100,000	104,490
		304,867
Telephone-integrated—0.49%
AT&T, Inc.
4.300%, due 02/15/30[6]	145,000	139,490
4.350%, due 06/15/45	70,000	60,692
6.000%, due 08/15/40	170,000	182,577
CenturyLink, Inc., Series P,
7.600%, due 09/15/39	30,000	25,350
Deutsche Telekom International Finance BV
8.750%, due 06/15/30[11]	50,000	69,003
Frontier Communications Corp.
8.500%, due 04/01/26[6]	20,000	19,375
9.000%, due 08/15/31	55,000	36,163
11.000%, due 09/15/25	30,000	24,000
Level 3 Financing, Inc.
5.375%, due 05/01/25	100,000	96,750
Sprint Capital Corp.
8.750%, due 03/15/32	55,000	59,194
Verizon Communications, Inc.
3.376%, due 02/15/25	323,000	310,849
4.522%, due 09/15/48	105,000	96,412

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Corporate bonds—(concluded)
Telephone-integrated—(concluded)
Windstream Services LLC/Windstream Finance Corp.
8.750%, due 12/15/24[6]	85,000	51,425
Zayo Group LLC/Zayo Capital, Inc.
5.750%, due 01/15/27[6]	65,000	62,887
		1,234,167
Tobacco—0.15%
Altria Group, Inc.
9.250%, due 08/06/19	110,000	118,099
BAT Capital Corp.
3.222%, due 08/15/24[6]	70,000	66,850
Philip Morris International, Inc.
2.900%, due 11/15/21	130,000	129,431
Reynolds American, Inc.
5.700%, due 08/15/35	70,000	76,590
		390,970
Transportation services—0.05%
FedEx Corp.
2.625%, due 08/01/22	90,000	87,404
4.550%, due 04/01/46	30,000	29,508
		116,912
Total corporate bonds (cost—$28,155,762)		27,519,206

Loan assignment—0.00%†
Finance-other—0.00%†
Squaretwo Financial Corp.
11.000%, due 05/24/19[2,3,4] (cost—$28,682)	37,301	373

Non-US government obligations—0.47%
Chile Government International Bond
3.250%, due 09/14/21	100,000	99,800
Colombia Government International Bond
8.125%, due 05/21/24	260,000	312,975
Israel Government International Bond
5.500%, due 09/18/33	175,000	219,036
Mexico Government International Bond
4.150%, due 03/28/27	170,000	167,025
Mexico Government International Bond MTN
6.750%, due 09/27/34	40,000	47,650

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Non-US government obligations—(concluded)
Panama Government International Bond
6.700%, due 01/26/36	90,000	110,587
8.875%, due 09/30/27	60,000	81,450
Poland Government International Bond
5.000%, due 03/23/22	35,000	36,881
Uruguay Government International Bond
4.125%, due 11/20/45	130,000	117,000
Total non-US government obligations (cost—$1,228,148)		1,192,404

Municipal bonds and notes—0.22%
California—0.15%
State of California (Build America Bonds)
7.550%, due 04/01/39	255,000	379,771

New York—0.02%
Metropolitan Transportation Authority Revenue (Build America Bonds)
6.668%, due 11/15/39	40,000	53,821

Tennessee—0.05%
Tennessee Valley Authority
2.875%, due 09/15/24	120,000	119,253
Total municipal bonds and notes (cost—$524,717)		552,845

	Number of Shares
Short-term investment—12.86%
Investment companies—12.86%
State Street Institutional U.S. Government Money Market Fund (cost—$32,410,418)	32,410,418	32,410,418

Investment of cash collateral from securities loaned—1.57%
Money market fund—1.57%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$3,955,109)	3,955,109	3,955,109

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2018 (unaudited)

	Number of Contracts	Notional Amount ($)	Value ($)
Swaptions purchased—0.00%†
Put swaptions—0.00%†
CDX North America High Yield 30 Index, strike @ 106.50%, expires 07/18/18 (Counterparty: CITI) (cost—$3,900)	500,000	500,000	5,930

Options purchased—0.02%
Call options—0.02%
S&P 500 Index, strike @ 2,700, expires 06/15/18	18	4,860,000	50,580
S&P 500 Index, strike @ 2,950, expires 06/15/18	33	9,735,000	165
Total options purchased (cost—$127,358)			50,745
Total investments (cost—$234,910,218)[12]—100.36%			252,880,910
Liabilities in excess of other assets—(0.36)%			(909,790)
Net assets—100.00%			$251,971,120

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to page 39.

Credit default swaptions written

Notional amount (000)		Number of contracts	Call swaption	Counterparty	Buy/sell protection	Expiration date	Premiums received ($)	Current value ($)	Unrealized depreciation ($)
USD	500	500,000	CDX North America High Yield 30 Index, strike @ 105.50%, terminating 06/20/23	CITI	Buy	07/18/18	2,475	(4,028)	(1,553)

			Put swaption
USD	1,000	1,000,000	CDX North America High Yield 30 Index, strike @ 103.50%, terminating 06/20/23	JPMCB	Sell	07/18/18	3,900	(3,900)	—
							6,375	(7,928)	(1,553)

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2018 (unaudited)

Futures contracts

Number of contracts		Expiration date	Current notional amount ($)	Value ($)	Unrealized appreciation (depreciation) ($)
Index futures buy contracts:
475	Russell 1000 Value Index Futures	June 2018	28,879,050	28,193,625	(685,425)
219	Russell 2000 Mini Index Futures	June 2018	17,275,377	17,894,490	619,113
56	S&P 500 E-Mini Index Futures	June 2018	7,684,068	7,575,400	(108,668)
US Treasury futures buy contracts:
78	US Treasury Note 10 Year Futures	September 2018	9,322,333	9,394,125	71,792
			63,160,828	63,057,640	(103,188)

Index futures sell contracts:
111	NASDAQ 100 E-Mini Index Futures	June 2018	(15,540,499)	(15,488,940)	51,559
US Treasury futures sell contracts:
87	US Treasury Note 2 Year Futures	September 2018	(18,430,284)	(18,464,391)	(34,107)
			(33,970,783)	(33,953,331)	17,452
					(85,736)

Centrally cleared credit default swap agreements on credit indices—buy protection14

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio (%)[13]	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
CDX North America High Yield 30 Index	USD	11,900	06/20/23	Quarterly	5.000	681,278	(861,136)	(179,858)
CDX North America Investment Grade 30 Index	USD	7,500	06/20/23	Quarterly	1.000	133,084	(131,158)	1,926
						814,362	(992,294)	(177,932)

Centrally cleared credit default swap agreements on credit indices—sell protection15

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio (%)[13]	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation ($)
CDX North America High Yield 30 Index	USD	1,500	06/20/23	Quarterly	5.000	(90,125)	108,547	18,422

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2018 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of  May 31, 2018 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Common stocks	112,760,153	—	—	112,760,153
Investment companies	19,505,091	—	—	19,505,091
Preferred stock	—	—	0	0
US government obligations	—	18,268,490	—	18,268,490
Mortgage & agency debt securities	—	21,643,908	—	21,643,908
Asset-backed securities	—	7,926,257	—	7,926,257
Commercial mortgage-backed securities	—	7,089,981	—	7,089,981
Corporate bonds	—	27,519,206	—	27,519,206
Loan assignment	—	—	373	373
Non-US government obligations	—	1,192,404	—	1,192,404
Municipal bonds and notes	—	552,845	—	552,845
Short-term investment	—	32,410,418	—	32,410,418
Investment of cash collateral from securities loaned	—	3,955,109	—	3,955,109
Swaptions purchased	—	5,930	—	5,930
Options purchased	50,745	—	—	50,745
Futures contracts	742,464	—	—	742,464
Swap agreements	—	108,547	—	108,547
Total	133,058,453	120,673,095	373	253,731,921

Liabilities
Credit default swaptions written	—	(7,928)	—	(7,928)
Futures contracts	(828,200)	—	—	(828,200)
Swap agreements	—	(992,294)	—	(992,294)
Total	(828,200)	(1,000,222)	—	(1,828,422)

At May 31, 2018, there were no transfers between Level 1 and Level 2.

Level 3 rollforward disclosure

The  following  is a  rollforward of  the Fund’s  investments  that  was  valued  using  unobservable  inputs  for  the  period  ended  May 31, 2018:

	Preferred stock	Loan assignment
Beginning balance	$0	$19,616
Purchases	—	—
Sales	—	(7,690)
Accrued discounts/(premiums)	—	5,456
Total realized gain/(loss)	—	2,628
Net change in unrealized appreciation/depreciation	—	(19,637)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending balance	$0	$373

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at May 31, 2018 was $(21,119).

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2018 (unaudited)

Portfolio footnotes

*	Non-income producing security.
†	Amount represents less than 0.005%.
1	Security, or portion thereof, was on loan at the period end.
2	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
3	Security is being fair valued by a valuation committee under the direction of the board of trustees.
4	Illiquid investment at the period end. Illiquid assets, in the amount of $373, represented less than 0.005% of net assets at the end of the period.
5	Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.
6

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, the value of these securities amounted of $10,550,878, representing 4.19% of net assets.

7

Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

8	Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
9	Perpetual investment. Date shown reflects the next call date.
10	Rate shown reflects annualized yield at the period end on zero coupon bond.
11	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
12	Includes $9,289,610 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $3,955,109 and non-cash collateral of $5,562,653.
13	Payments made or received are based on the notional amount.
14

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

15

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

Portfolio acronyms

ADR	American Depositary Receipt
CITI	Citibank NA
ETF	Exchange Traded Fund
GMTN	Global Medium Term Note
JPMCB	JPMorgan Chase Bank
LIBID	London Interbank Bid Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2018 (unaudited)

OEM	Original Equipment Manufacturer
SPDR	Standard & Poor’s Depository Receipts
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and brokerdealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significantevents that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts, if any, are valued daily using forward exchange rates quoted by independent pricing services.

OTC swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board. Centrally cleared swaps, if any, are valued using prices from the central counterparty clearing houses.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) (formerly UBS AM Global Valuation Committee or GVC) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semi-annual report to shareholders dated February 28, 2018.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Investment Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 27, 2018

By:	/s/ Joanne M. KilKeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	July 27, 2018